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SEC FILE NUMBER: 000-50780
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CUSIP NUMBER: G87340108
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25

                           NOTIFICATION OF LATE FILING

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(CHECK ONE):  | |Form 10-K  | | Form 20-F | | Form 11-K  |X| Form 10-Q
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---------------------------------
 | | Form N-SAR  | |  Form N-CSR
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For Period Ended: JUNE 30, 2004__
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[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: ___________________

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  READ INSTRUCTION (ON BACK PAGE) BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
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    NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
                   VERIFIED ANY INFORMATION CONTAINED HEREIN.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:


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PART I -- REGISTRANT INFORMATION
TELEGLOBE INTERNATIONAL HOLDINGS LTD
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Full Name of Registrant
TELEGLOBE BERMUDA HOLDINGS LTD
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Former Name if Applicable
P.O. BOX HM 1154, 10 QUEEN STREET
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Address of Principal Executive Office (STREET AND NUMBER)
HAMILTON, BERMUDA HM EX
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City, State and Zip Code

PART II -- RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

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   |X|           a)        The reasons described in reasonable detail in Part
                           III of this form could not be eliminated without
                           unreasonable effort or expense;
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---------------- --------------------------------------------------------------
   | |           b)        The subject annual report, semi-annual report,
                           transition report on Form 10-K, Form 20-F,11-K or
                           Form N-CSR, or portion thereof, will be filed on or
                           before the fifteenth calendar day following the
                           prescribed due date; or the subject quarterly report
                           of transition report on Form 10-Q, or portion thereof
                           will be filed on or before the fifth calendar day
                           following the prescribed due date; and
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  | |           c)        The accountant's statement or other exhibit required
                          by Rule 12b-25(c) has been attached if applicable.
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PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report portion thereof, could not be filed within the prescribed time period.

On August 12, 2004, Teleglobe International Holdings Ltd (the "Company") issued a press release announcing, among other items, that as part of the quarter end financial statement preparation, the Company had identified issues that could result in the restatement of its results for the seven months ended December 31, 2003. As a result of the continuing process of evaluating the impact of such issues, the Company has been unable to complete its financial statements for the three months ended June 30, 2004. The Company will file its Form 10-Q for such period as soon as practicable following the resolution of the forgoing matters. While the Company is endeavoring to file its Form 10-Q by August 20, 2004, the end of the five-day extension period provided by Rule 12b-25(b)(2)(ii), it is uncertain that the Company will be able to file such Form 10-Q by such date.

PART IV-- OTHER INFORMATION

   1) Name and telephone number of person to contact in regard to this notification


        Theodore M. Weitz               609                    750-3816
             (Name)                 (Area Code)           (Telephone Number)

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




     2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). | | Yes |X| No

     3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? | | Yes |X| No

                    If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                      TELEGLOBE INTERNATIONAL HOLDINGS LTD
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

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Date August 16, 2004        By  /s/ Thodore M. Weitz
    --------------------          ----------------------------------------------
                                 Name: Theodore M. Weitz
                                 Title: Executive Vice President and General
                                        Counsel
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INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.
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